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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10377

Registrant Name: PIMCO Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 4/30

Date of Reporting Period: 1/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                PIMCO MUNICIPAL INCOME FUND
                                                  SCHEDULE OF INVESTMENTS
                                                      JANUARY 31, 2005
                                                        (unaudited)
PRINCIPAL
 AMOUNT                                                                                                 CREDIT RATING
  (000)                                                                                                 (MOODY'S/S&P)       VALUE*
------------------------------------------------------------------------------------------------------------------------------------

             MUNICIPAL BONDS & NOTES - 87.8%
             ALABAMA-2.0%
 $2,500      Birmingham Baptist Medical Center, Baptist Health System,
               5.875%, 11/15/24,  Ser. A                                                                    Baa1/NR      $ 2,647,650
  8,000      Huntsville Health Care Auth., 5.75%, 6/1/31, Ser. A                                             A2/NR         8,469,360
                                                                                                                         -----------
                                                                                                                          11,117,010
                                                                                                                         -----------
             ALASKA-1.0%
  6,000      Northern Tobacco Securitization Corp., 5.50%, 6/1/29                                          Baa3/BBB        5,358,180
                                                                                                                         -----------
             ARIZONA-0.4%
  2,000      Apache Cnty. Indl. Dev. Auth., Pollution Control Rev., Tucson
               Electric Power Co., 5.875%, 3/1/33                                                           Ba3/B+         2,000,100
                                                                                                                         -----------
             CALIFORNIA-1.8%
 10,000      Golden State Tobacco Securization Corp. Rev., 6.75%, 6/1/39, Ser. 2003-A-1                    Baa3/BBB       10,222,000
                                                                                                                         -----------
             COLORADO-2.4%
  3,000      Denver Health & Hospital Auth. Healthcare Rev.,
             5.375%-6.00%, 12/1/23-12/1/28, Ser. A                                                         Baa3/BBB        3,053,300
 12,400      Health Facs. Auth. Retirement Facs. Rev., zero coupon, 7/15/24                                 NR/AAA         4,827,072
  4,965      Northwest Parkway Public Highway Auth., 7.125%, 6/15/41, Ser. D                                Ba1/BB+        5,431,015
                                                                                                                         -----------
                                                                                                                          13,311,387
                                                                                                                         -----------
             CONNECTICUT-0.2%
  1,000      State Dev. Auth. Pollution Control Rev., Conn. Light & Power, 5.85%, 9/1/28                    A3/BBB         1,067,630
                                                                                                                         -----------
             DISTRICT OF COLUMBIA-1.1%
  5,855      Tobacco Settlement Finance Corp., 6.25%, 5/15/24                                              Baa3/BBB        5,879,064
                                                                                                                         -----------
             FLORIDA-1.8%
  9,000      Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
               6.00%, 11/15/31, Ser. A                                                                       A2/A          9,814,410
                                                                                                                         -----------
             GEORGIA- 2.4%
 10,000      Municipal Electric Auth. Power Rev.,  5.50%, 1/1/20, Ser. Z  (MBIA)                            Aaa/AAA       11,896,000
  1,000      State GO, 5.50%, 7/1/13, Ser. C                                                                Aaa/AAA        1,156,430
                                                                                                                         -----------
                                                                                                                          13,052,430
                                                                                                                         -----------
             ILLINOIS-11.9%
 10,115      Chicago Board of Education GO, zero coupon, 12/1/31, Ser. A (FGIC)                             Aaa/AAA        2,578,617
  9,080      Chicago  GO, 5.375%, 1/1/34, Ser. A (FGIC)                                                     Aaa/AAA        9,786,878
  2,000      Chicago Water Rev., 5.25%, 11/1/27 (FGIC) (Pre-refunded  @102, 11/1/07) (a)                    Aaa/AAA        2,185,100
  6,260      Dev. Finance Auth. Hospital Rev., Adventist Health System,
               5.50%-5.65%, 11/15/24-11/15/29                                                                A2/A          6,484,572
  4,730      Educational Facs. Auth. Rev., Chicago Univ., 5.25%, 7/1/41, Ser. A
               (Pre-refunded @101, 7/1/11) (a)                                                              Aa1/AA         5,344,096
    270      Educational Facs. Auth. Rev., Chicago Univ., 5.25%, 7/1/41, Ser. A                             Aa1/AA           284,577
  1,115      Educational Facs. Auth. Rev., Midwestern Univ., 5.50%, 5/15/18, Ser. B                          NR/A-         1,171,475
  3,000      Health Facs. Auth. Rev., Decatur Memorial Hospital, 5.75%, 10/1/24                              A2/A          3,151,920
  5,425      Health  Facs. Auth. Rev., Silver Cross Hospital, 5.50%, 8/15/25                                 NR/A-         5,550,209
 15,690      Lake Cnty. Community High School District, GO, zero coupon,
               2/1/19-2/1/22, Ser. B (FGIC)                                                                 Aaa/AAA        7,782,591
  7,345      Regional Transportation Auth., 5.50%, 6/1/23, Ser. B (FGIC)                                    Aaa/AAA        8,670,993
  3,000      State Sales Tax Rev., 5.125%, 6/15/20                                                          Aa3/AAA        3,224,550

                                                PIMCO MUNICIPAL INCOME FUND
                                                  SCHEDULE OF INVESTMENTS
                                                      JANUARY 31, 2005
                                                  (unaudited) (continued)
PRINCIPAL
 AMOUNT                                                                                                 CREDIT RATING
  (000)                                                                                                 (MOODY'S/S&P)        VALUE*
------------------------------------------------------------------------------------------------------------------------------------

             MUNICIPAL BONDS & NOTES (continued)
             ILLINOIS (continued)
 $5,000      Univ. Rev., Auxiliary Fac. System, 5.25%, 4/1/32, Ser. B (FGIC)                               Aaa/AAA       $ 5,254,400
  4,000      Winnebago Boone Cntys., Rock Valley Community College,
               5.30%, 10/1/18 (FGIC)                                                                       Aaa/NR          4,304,920
                                                                                                                         -----------
                                                                                                                          65,774,898
                                                                                                                         -----------
             INDIANA-1.8%
  6,500      Carmel School Building Corp.,  5.00%, 7/15/22 (MBIA)                                          Aaa/AAA         6,897,865
  2,725      Richland Beanblossom School Building Corp., 5.00%, 1/15/22 (FGIC)                             Aaa/AAA         2,872,177
                                                                                                                         -----------
                                                                                                                           9,770,042
                                                                                                                         -----------
             KANSAS-3.8%
             Wichita Hospital Rev.,
  5,000        5.625%, 11/15/31, Ser. III                                                                   NR/A+          5,308,250
 14,370        6.25%, 11/15/24, Ser. XI                                                                     NR/A+         15,764,321
                                                                                                                         -----------
                                                                                                                          21,072,571
                                                                                                                         -----------
             KENTUCKY-0.8%
  3,845      Dev. Finance Auth. Hospital Rev., St. Lukes, 6.00%, 10/1/19                                    A3/A           4,315,628
                                                                                                                         -----------
             LOUISIANA-6.9%
 10,000      Local Gov't Environmental Facs., Community Dev. Auth. Rev., 6.55%, 9/1/25                      NR/A          11,651,000
 27,890      Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39                                     Baa3/BBB        26,229,708
                                                                                                                         -----------
                                                                                                                          37,880,708
                                                                                                                         -----------
             MARYLAND-0.2%
  1,150      Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)                                   Aaa/AAA         1,208,132
                                                                                                                         -----------
             MICHIGAN-4.8%
  2,000      Detroit GO, 5.375%, 4/1/15-4/1/17, Ser. A-1 (MBIA)                                            Aaa/AAA         2,224,790
  5,650      Forest Hills Public School, GO, 5.25%, 5/1/18                                                 Aa2/NR          6,156,409
  3,000      Mount Clemens Community School Dist., 5.00%, 5/1/31                                           Aa2/AAA         3,098,550
     50      Royal Oak Hospital Finance Auth., William Beaumont Hosp.,
               5.25%, 11/15/35, Ser. M (MBIA)                                                              Aaa/AAA            52,465
  4,000      State Hospital Fac. Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13                         Ba3/B          4,008,600
  2,000      State Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co.,
               5.45%, 9/1/29                                                                               A3/BBB+         2,095,480
  3,000      Taylor Tax lncrement Finance Auth., 5.375%, 5/1/17 (FSA)                                      Aaa/AAA         3,304,050
  6,255      Wayne Charter Cnty. Airport Fac. Rev., 6.75%, 12/1/15                                          NR/NR          5,409,574
                                                                                                                         -----------
                                                                                                                          26,349,918
                                                                                                                         -----------
             MINNESOTA-0.6%
  3,000      Agricultural & Economic Dev. Board Rev., Health Care Syst., 6.375%, 11/15/29, Ser. A           A2/A           3,304,950
                                                                                                                         -----------
             MISSOURI-0.5%
  2,500      Interstate 470 & 350 Transportation Dev., Motranson Rev., 6.35%, 5/1/22                        NR/NR          2,565,075
                                                                                                                         -----------
             NEVADA-1.4%
  3,000      Clark Cnty. Airport Rev., 5.25%, 7/1/34, Ser. B (FGIC)                                        Aaa/AAA         3,147,810
  4,250      Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A (FSA)                                 Aaa/AAA         4,505,722
                                                                                                                         -----------
                                                                                                                           7,653,532
                                                                                                                         -----------

                                                PIMCO MUNICIPAL INCOME FUND
                                                  SCHEDULE OF INVESTMENTS
                                                      JANUARY 31, 2005
                                                  (unaudited) (continued)
PRINCIPAL
 AMOUNT                                                                                              CREDIT RATING
  (000)                                                                                              (MOODY'S/S&P)           VALUE*
------------------------------------------------------------------------------------------------------------------------------------

             MUNICIPAL BONDS & NOTES (continued)
             NEW HAMPSHIRE-0.6%
 $3,000      State Business Finance Auth. Pollution Control Rev., Conn. Light &
               Power Co., 5.85%, 12/1/22                                                                 A3/BBB          $ 3,218,760
                                                                                                                         -----------
             NEW JERSEY-4.1%
  1,365      Camden Cnty. Improvement Auth. Rev., Cooper Health Syst.,
               5.60%-6.00%, 2/15/07-2/15/27                                                             Baa3/BBB           1,396,273
             Economic Dev. Auth. Rev., Arbor Glen,
  2,510        5.875%, 5/15/16, Ser. A                                                                    NR/NR            2,559,196
    490        5.875%, 5/15/16, Ser. A (Pre-refunded @102, 5/15/09) (a)                                   NR/NR              559,742
 16,550      Economic Dev. Auth. Rev., Kapkowski Landfill Project, 5.75%, 4/1/31                         Baa3/NR          18,118,443
                                                                                                                         -----------
                                                                                                                          22,633,654
                                                                                                                         -----------
             NEW MEXICO-0.5%
  2,500      Farmington Pollution Control Rev., Public Service Co., 5.80%, 4/1/22                       Baa2/BBB           2,545,125
                                                                                                                         -----------
             NEW YORK-1.1%
  3,000      New York City Municipal Water Finance Auth., Water & Sewer Syst. Rev.,
               5.00%, 6/15/39 Ser. A                                                                     Aa2/AA+           3,118,110
  2,875      Westchester Cnty., Health Care Corp. Rev., 5.875%, 11/1/25, Ser. A                          Ba1/BB            2,880,922
                                                                                                                         -----------
                                                                                                                           5,999,032
                                                                                                                         -----------
             NORTH CAROLINA-0.6%
  3,000      State Facs. Finance Agcy. Rev., Duke Univ. Project, 5.125%, 10/1/41, Ser. A                 Aa1/AA+           3,115,440
                                                                                                                         -----------
             OHIO-1.2%
  5,065      Lorain Cnty. Hospital Rev., Catholic Healthcare Partners,
               5.625% - 5.75%, 10/1/17-10/1/18                                                           A1/AA-            5,547,681
  1,235      State Turnpike Rev., 5.50%, 2/15/15                                                         Aa3/AA            1,378,952
                                                                                                                         -----------
                                                                                                                           6,926,633
                                                                                                                         -----------
             PENNSYLVANIA-4.2%
  5,780      Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B                            B1/B             6,761,560
  1,000      Allegheny Cnty. Indl. Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30                            Baa1/BBB+          1,031,990
  1,095      Allegheny Cnty. Port Auth. Rev., 5.25%, 3/1/20 (FGIC)                                       Aaa/AAA           1,194,733
  2,575      Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17                          NR/BBB-           2,745,825
  4,610      Philadelphia Hospital. & Higher Education Fac. Hospital Rev., Temple
               Univ. Hospital, 6.625%, 11/15/23, Ser. A                                                 Baa2/BBB           4,683,991
  6,200      State Higher Educational Fac. Auth. Rev., UPMC Health Syst.,
               6.00%, 1/15/31, Ser. A                                                                     NR/A+            6,847,652
                                                                                                                         -----------
                                                                                                                          23,265,751
                                                                                                                         -----------
             PUERTO RICO-0.3%
  1,600      Electric Power Auth. Rev., 5.125%, 7/1/29, Ser. NN                                           A3/A-            1,683,056
                                                                                                                         -----------
             RHODE ISLAND-3.1%
 18,000      Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A                             Baa3/BBB          17,369,280
                                                                                                                         -----------
             SOUTH CAROLINA-4.4%
  5,500      Greenwood Cnty. Hospital Rev., Self Memorial Hospital, 5.50%, 10/1/21-10/1/26                A2/A             5,762,175
  3,000      Jobs Economic Dev. Auth. Hospital Facs. Rev., Georgetown Memorial Hospital,
               5.375%, 2/1/30 (Radian)                                                                    NR/AA            3,163,680
 15,600      Tobacco Settlement Rev., 6.375%, 5/15/30, Ser. B                                           Baa3/BBB          15,453,048
                                                                                                                         -----------
                                                                                                                          24,378,903
                                                                                                                         -----------
             TENNESSEE-1.7%
  9,320      Memphis Health Educational & Housing Fac., Wesley Housing Corp.Project,
               6.95%, 1/1/20 (b)                                                                          NR/NR            9,318,416
                                                                                                                         -----------

                                                PIMCO MUNICIPAL INCOME FUND
                                                  SCHEDULE OF INVESTMENTS
                                                      JANUARY 31, 2005
                                                  (unaudited) (continued)
PRINCIPAL
 AMOUNT                                                                                                CREDIT RATING
  (000)                                                                                                (MOODY'S/S&P)        VALUE*
------------------------------------------------------------------------------------------------------------------------------------

             MUNICIPAL BONDS & NOTES (continued)
             TEXAS-11.6%
 $1,750      Austin Convention Enterprises Inc., 5.75%, 1/1/32, Ser. B                                      A3/NR        $ 1,820,910
  4,000      Austin Water & Wastewater System Rev., 5.25%, 5/15/31, Ser. A & B (FSA)                       Aaa/AAA         4,222,800
  2,935      Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac., 5.25%, 11/15/19                    NR/A-          3,006,731
  2,865      Corpus Christi Refinance & Improvement, GO, 5.375%, 3/1/18 (FSA)                              Aaa/AAA         3,148,492
  3,680      Duncanville Independent. School Dist., 5.25%, 2/15/32, Ser. B                                 Aaa/AAA         3,887,920
  5,000      Harris Cnty. Health Fac. Dev. Corp., Christus Health, 5.375%, 7/1/29, Ser. A (MBIA)           Aaa/AAA         5,331,950
  7,000      Harris Cnty. Health Fac. Dev. Corp., Memorial Hermann Healthcare,
               6.375%, 6/1/29                                                                               A2/A           7,792,610
  1,840      Houston Water Conveyance System, CP., 6.25%, 12/15/12, Ser. J (AMBAC)                         Aaa/AAA         2,196,408
  2,000      Mansfield Independent. School Dist., GO, 5.25%, 2/15/23                                       Aaa/AAA         2,140,560
  4,380      Southlake Parks Dev. Corp., Sales Tax Rev., 5.60%, 8/15/31 (AMBAC)                            Aaa/AAA         4,725,538
 19,990      State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)                               Aaa/AAA         7,608,794
  4,530      State Water Financial Assistance GO, 5.30%, 8/1/18, Ser. A                                    Aa1/AA          4,929,637
  7,450      Water Dev. Board Rev., 5.125%, 7/15/18                                                        Aaa/AAA         7,790,838
  4,920      University of Texas, Permanent Univ. Fund, 5.00%, 7/1/26, Ser B                               Aaa/AAA         5,180,170
                                                                                                                         -----------
                                                                                                                          63,783,358
                                                                                                                         -----------
             UTAH-1.3%
  7,000      Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)                   Aaa/AAA         7,321,230
                                                                                                                         -----------
             WASHINGTON-3.5%
             Cowlitz Cnty. School Dist., GO,
    910        5.625%, 12/1/14 (FSA)                                                                        NR/NR          1,041,941
    985        5.625%, 12/1/14 (FSA) (Pre-refunded @100, 12/1/11) (a)                                       NR/NR          1,134,326
  1,225        5.625%, 12/1/16 (FSA)                                                                       Aaa/NR          1,410,710
  5,000      Kent, GO, 5.375%, 12/1/20 (MBIA)                                                              Aaa/AAA         5,467,300
  5,420      King Cnty. School Dist., GO, 5.25%, 12/1/21, Ser. A (MBIA)                                    Aaa/AAA         5,895,226
  4,000      Northwest Energy Electric Rev., 5.50%, 7/1/13-7/1/15, Ser. A                                  Aaa/AA-         4,583,160
                                                                                                                         -----------
                                                                                                                          19,532,663
                                                                                                                         -----------
             WISCONSIN-3.8%
 14,785      Badger Tobacco Asset Corp., 5.75%-6.00%, 6/1/12-6/1/17                                       Baa3/BBB        15,174,938
  3,515      State GO,  5.00%, 5/1/22, Ser. A (FGIC)                                                       Aaa/AAA         3,731,700
  2,230      State Health & Educational Fac. Auth. Rev., Kenosha Hospital & Medical Center,
               5.625%, 5/15/29                                                                              NR/A           2,296,945
                                                                                                                         -----------
                                                                                                                          21,203,583
                                                                                                                         -----------
             Total Municipal Bonds & Notes (cost-$457,832,470)                                                           484,012,549
                                                                                                                         -----------
             VARIABLE RATE NOTES (c)(d)(e)-10.5%
             HAWAII-0.7%
  3,468      Honolulu City & Cnty. Wastewater System Rev., 7.87%, 7/1/23, Ser. 400 (FGIC)                  Aaa/NR          3,934,156
                                                                                                                         -----------
             ILLINOIS-2.7%
  7,253      Cook Cnty. GO, 7.89%, 11/15/28, Ser. 458 (FGIC)                                               Aaa/NR          7,807,026
  6,900      Educational Fac. Auth. Rev., 8.16%, 7/1/26                                                     NR/AA          7,305,582
                                                                                                                         -----------
                                                                                                                          15,112,608
                                                                                                                         -----------
             MASSACHUSETTS-1.1%
  5,000      State Health & Educational Fac. Auth. Rev.,  9.42%, 1/1/10                                     NR/NR          6,034,300
                                                                                                                         -----------

                                                PIMCO MUNICIPAL INCOME FUND
                                                  SCHEDULE OF INVESTMENTS
                                                      JANUARY 31, 2005
                                                  (unaudited) (continued)
PRINCIPAL
 AMOUNT                                                                                                CREDIT RATING
  (000)                                                                                                (MOODY'S/S&P)       VALUE*
-----------------------------------------------------------------------------------------------------------------------------------

             VARIABLE RATE NOTES (continued)
             NEW YORK-1.3%
 $6,500      New York City Municipal Water Auth. Rev., 7.90%, 6/15/05                                      NR/AA+       $ 7,217,080
                                                                                                                        -----------
             TENNESSEE-1.1%
  5,000      Memphis Electric System Rev., 7.89%, 12/1/11 (MBIA)                                           Aaa/NR         6,024,800
                                                                                                                        -----------
             TEXAS-2.7%
  8,988      Harris Cnty. Health Fac. Dev. Corp., 8.64%, 7/1/29, Ser. 357  (MBIA)                          Aaa/NR        10,180,860
  4,250      Harris Cnty. Health Fac. Dev. Corp. Rev., 8.66% 2/15/21                                        NR/AA         4,588,810
                                                                                                                        -----------
                                                                                                                         14,769,670
                                                                                                                        -----------
             WASHINGTON-0.9%
  4,500      Seattle GO, 8.12%, 12/15/28, Ser. 348                                                         Aa1/NR         4,758,210
                                                                                                                        -----------
             Total Variable Rate Notes (cost-$50,417,909)                                                                57,850,824
                                                                                                                        -----------

             VARIABLE RATE DEMAND NOTES (c)(f)-0.9%
             ALASKA-0.4%
  2,000      State Housing Fin. Corp., 1.86%, 2/3/05, Ser. B. (MBIA)                                     VMIGI/A-1+       2,000,000
                                                                                                                        -----------
             CALIFORNIA-0.0%
    200      State Infrastructure & Economic Dev. Rev., 1.88%, 2/1/05, Ser. B (AMBAC)                      Aaa/AAA          200,000
                                                                                                                        -----------
             ILLINOIS-0.2%
  1,100      State Health Facs. Auth. Rev., 1.90%, 2/1/05 (MBIA)                                         VMIG1/A-1+       1,100,000
                                                                                                                        -----------
             MICHIGAN-0.1%
    700      State Grant Anticipation Notes, 1.83%, 2/2/05, Ser A. (FSA)                                 VMIG1/A-1+         700,000
                                                                                                                        -----------
             TENNESSEE-0.2%
    800      Montgomery Cnty. Pub. Bldg. Auth. Rev., 1.92%, 2/1/05                                        VMIG1/NR          800,000
                                                                                                                        -----------

             Total Variable Rate Demand Notes (cost-$4,800,000)                                                           4,800,000
                                                                                                                        -----------

             U.S. TREASURY BILLS (g)- 1.1%
  6,355        2.13%-2.16%, 3/3/05-3/17/05 (cost-$6,338,344)                                               Aaa/AAA        6,338,550
                                                                                                                        -----------

             Total Investments (cost-$519,388,723 )-100.3%                                                              553,001,923
                                                                                                                        -----------
CONTRACTS
---------
             CALL OPTIONS WRITTEN (h)- (0.3)%
             U.S. Treasury Bond Futures, Chicago Board of Trade:
     (7)       Strike price $106, expires 2/18/05                                                                           (43,859)
   (173)       Strike price $106, expires 2/18/05                                                                        (1,529,969)
   (274)       Strike price $113, expires 2/18/05                                                                           (64,219)
                                                                                                                       ------------
             Total call options written (premiums received-$1,378,579)                                                   (1,638,047)
                                                                                                                       ------------
             Total Investments, net of call options written (cost- $518,010,144)-100.0%                                $551,363,876
                                                                                                                       ------------

(a) Futures contracts outstanding at January 31, 2005:

                                                        Notional
                                                          Value                    Expiration                        Unrealized
    Type                                                  (000)                       Date                          Depreciation
------------------------------------------------------------------------------------------------------------------------------------

Short: U.S. Treasury Bond Futures                        (1,180)                     3/21/2005                     $   3,752,657

Long:  90 Day Eurodollar Futures                          1,063                      9/19/2005                           690,625

                                                                                                                   -------------
                                                                                                                   $   4,443,282
                                                                                                                   -------------

NOTES TO SCHEDULES OF INVESTMENTS:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing services use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures, and options on futures are valued at the settlement price determined by the relevant exchange.
The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refundung date.
(b)  Illiquid security.
(c)  Variable Rate Notes - Interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(d)  144A Security - Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(e)  Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)  Maturity date shown is date of next call.
(g)  All or partial principal amount segregated as initial margin on futures contracts.
(h)  Non-income producing.

GLOSSARY:
AMBAC-insured by American Municipal Bond Assurance Corp.
CP-Certificates of Participation
FGIC-insured by insured Financial Guaranty Insurance Co.
FSA-insured by Financial Security Assurance, Inc.
GO-General Obligation Bonds
MBIA-insured by Municipal Bond Investors Assurance
NR-Not Rated
Radian-insured by Radian Guaranty Inc.

ITEM 2. CONTROLS AND PROCEDURES

     (a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

     (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 22, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 22, 2005